UNAUDITED CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - CIK0001814821 KISMET ACQUISITION ONE CORP [Member] - USD ($)		Ordinary Shares	Accumulated Deficit	Total
Balance at Jun. 02, 2020		$ 0	$ 0	$ 0
Balance (in Shares) at Jun. 02, 2020		0
Issuance of ordinary shares to Sponsor	[1]	$ 25,000		25,000
Issuance of ordinary shares to Sponsor (in Shares)	[1]	7,687,500
Net loss			(10,220)	(10,220)
Balance at Jun. 30, 2020		$ 25,000	(10,220)	14,780
Balance (in Shares) at Jun. 30, 2020		7,687,500
Balance at Jun. 02, 2020		$ 0	0	0
Balance (in Shares) at Jun. 02, 2020		0
Balance at Jun. 02, 2020		$ 0	0	0
Balance (in Shares) at Jun. 02, 2020		0
Net loss				(3,000,000.0)
Balance at Dec. 31, 2020		$ 7,982,059	(2,982,055)	5,000,004
Balance (in Shares) at Dec. 31, 2020		8,824,344
Balance at Jun. 30, 2020		$ 25,000	(10,220)	14,780
Balance (in Shares) at Jun. 30, 2020		7,687,500
Balance at Dec. 31, 2020		$ 7,982,059	(2,982,055)	5,000,004
Balance (in Shares) at Dec. 31, 2020		8,824,344
Shares subject to possible redemption		$ 187,260		187,260
Shares subject to possible redemption (in Shares)		18,726
Net loss			(187,258)	(187,258)
Balance at Mar. 31, 2021		$ 8,169,319	(3,169,313)	5,000,006
Balance (in Shares) at Mar. 31, 2021		8,843,070
Shares subject to possible redemption		$ 3,153,840		3,153,840
Shares subject to possible redemption (in Shares)		315,384
Net loss			(3,153,845)	(3,153,845)
Balance at Jun. 30, 2021		$ 11,323,159	$ (6,323,158)	$ 5,000,001
Balance (in Shares) at Jun. 30, 2021		9,158,454

[1]	As of June 30, 2020, this number included up to 937,500 ordinary shares subject to forfeiture if the option to purchase additional units was not exercised in full or in part by the underwriters. On September 17, 2020, the underwriters notified the Company that the over-allotment option was not exercised; thus, these shares were forfeited accordingly.